EMPLOYEE BENEFIT PLANS (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011		Dec. 31, 2010		Dec. 31, 2009
Employee Benefit Plans (Details) [Abstract]
Dedicated Assets Supporting Supplemental Benefit Plans	$ 478		$ 442
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, P P A C A Excise Tax			31
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(1,423)	[1]	(1,105)	[1]
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate			5.50%
Savings Plan [Line Items]
Savings Plan, Employer Contributions	32		31		31
Savings Plan, Market Value Of Employer Stock Held By Plan	883		847
Employee Stock Ownership Plan (ESOP), Shares in ESOP	153,625		504,440		868,173
Employee Stock Ownership Plan (ESOP), Deferred Shares, Fair Value	8		27
Chilquinta Energia Profit Sharing [Member]
Profit Sharing Plans [Line Items]
Recorded Annual Profit Sharing Expense	5
Luz del Sur Profit Sharing [Member]
Profit Sharing Plans [Line Items]
Recorded Annual Profit Sharing Expense	9
Private Equity Funds, So Cal Gas [Member]
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at End of Period	3
San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets			6
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(342)		(309)
Savings Plan [Line Items]
Savings Plan, Employer Contributions	14		14		13
Southern California Gas Company [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets	9
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(833)		(613)
Savings Plan [Line Items]
Savings Plan, Employer Contributions	14		13		13
Pension Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	3,124		3,083
Defined Benefit Plan, Service Cost	83		83
Defined Benefit Plan, Interest Cost	168		167
Defined Benefit Plan, Plan Amendments			1
Defined Benefit Plan, Actuarial Net (Gains) Losses	224
Defined Benefit Plan, Settlements, Benefit Obligation	(34)
Defined Benefit Plan, Foreign currency adjustments	(2)
Defined Benefit Plan Business, Acquisitions	20
Defined Benefit Plan, Benefits Paid	(177)		(210)
Defined Benefit Plan, Benefit Obligation, Ending Balance	3,406		3,124		3,083
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	2,354		2,130
Defined Benefit Plan, Actual Return on Plan Assets	(23)		275
Defined Benefit Plan, Contributions by Employer	212		159
Defined Benefit Plan, Benefits Paid, Plan Assets	(177)		(210)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	2,332		2,354		2,130
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(1,074)		(770)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(1,074)		(770)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(31)		(57)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(1,043)		(713)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax	(92)		(85)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service (Cost) Credit, After Tax	1		1
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax	(91)		(84)
Defined Benefit Plan, Accumulated Benefit Obligation	3,176		2,933
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	3,150		2,880
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	2,958		2,702
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	2,332		2,354
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost, Net Periodic Benefit Cost	83		83		74
Defined Benefit Plan, Interest Cost, Net Periodic Benefit Cost	168		167		170
Defined Benefit Plan, Expected Return on Plan Assets	(144)		(143)		(139)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	4		4		7
Defined Benefit Plan, Amortization of (Gains) Losses	34		30		23
Defined Benefit Plan, Regulatory Adjustment	43		19		28
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements	13				14
Defined Benefit Plan, Net Periodic Benefit Cost, Total	201		160		177
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income, Defined Benefit Plan's Net Unamortized Gain (Loss) Arising During Period, before Tax	23		(12)		9
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(10)		(10)		(8)
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, Total	13		(22)		1
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	214		138		178
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)	10
Defined Benefit Plan, Prescription Drug Subsidy [Abstract]
Defined Benefit Plan, Net Periodic Benefit Cost Reduction From Prescription Drug Subsidy	4
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.95%		5.61%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.50%		4.50%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	215
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	302
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	309
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	313
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	304
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	302
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	1,344
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	27		30
Private Equity Funds, Investment Plan Assets, Realized Gains (Losses)	2		1
Private Equity Funds, Investment Plan Assets, Purchases	1		1
Private Equity Funds, Investment Plan Assets, Sales	6		5
Private Equity Funds, Investment Plan Assets, Balance at End of Period	24		27		30
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	1.00%		1.00%
Pension Benefits | Private Equity Funds, S D G E [Member]
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	8		9
Private Equity Funds, Investment Plan Assets, Realized Gains (Losses)	1
Private Equity Funds, Investment Plan Assets, Sales	2		1
Private Equity Funds, Investment Plan Assets, Balance at End of Period	7		8
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	1.00%		1.00%
Pension Benefits | Private Equity Funds, So Cal Gas [Member]
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	17		19
Private Equity Funds, Investment Plan Assets, Realized Gains (Losses)	1		1
Private Equity Funds, Investment Plan Assets, Purchases	1		1
Private Equity Funds, Investment Plan Assets, Sales	4		4
Private Equity Funds, Investment Plan Assets, Balance at End of Period	15		17
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	1.00%		1.00%
Pension Benefits | Private Equity Funds, All Other Sempra Energy [Member]
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at End of Period	2		2		2
Pension Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	949		908
Defined Benefit Plan, Service Cost	28		27
Defined Benefit Plan, Interest Cost	49		47
Defined Benefit Plan, Actuarial Net (Gains) Losses	27		1
Defined Benefit Plan, Transfers, Benefit Obligation	(19)		17
Defined Benefit Plan, Settlements, Benefit Obligation	(1)
Defined Benefit Plan, Benefits Paid	(52)		(51)
Defined Benefit Plan, Benefit Obligation, Ending Balance	981		949		908
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	713		615
Defined Benefit Plan, Actual Return on Plan Assets	(7)		79
Defined Benefit Plan, Contributions by Employer	69		61
Defined Benefit Plan, Transfers, Plan Assets	(10)		9
Defined Benefit Plan, Settlements, Plan Assets	(1)
Defined Benefit Plan, Benefits Paid, Plan Assets	(52)		(51)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	712		713		615
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(269)		(236)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(269)		(236)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(3)		(3)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(266)		(233)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax	(11)		(11)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service (Cost) Credit, After Tax	1		1
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax	(10)		(10)
Defined Benefit Plan, Accumulated Benefit Obligation	962		935
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	944		917
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	928		906
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	712		713
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost, Net Periodic Benefit Cost	28		27		23
Defined Benefit Plan, Interest Cost, Net Periodic Benefit Cost	49		47		48
Defined Benefit Plan, Expected Return on Plan Assets	(46)		(40)		(32)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	1		1		4
Defined Benefit Plan, Amortization of (Gains) Losses	9		12		16
Defined Benefit Plan, Regulatory Adjustment	31		13		2
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements	1				2
Defined Benefit Plan, Net Periodic Benefit Cost, Total	73		60		63
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income, Defined Benefit Plan's Net Unamortized Gain (Loss) Arising During Period, before Tax	1		2		(1)
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(1)		(1)		(2)
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, Total			1		(3)
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	73		61		60
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)	1
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate			5.40%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	67
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	89
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	91
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	91
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	89
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	82
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	377
Pension Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	1,786		1,764
Defined Benefit Plan, Service Cost	46		46
Defined Benefit Plan, Interest Cost	99		98
Defined Benefit Plan, Actuarial Net (Gains) Losses	171		(3)
Defined Benefit Plan, Transfers, Benefit Obligation	26		7
Defined Benefit Plan, Settlements, Benefit Obligation	(4)
Defined Benefit Plan, Benefits Paid	(107)		(126)
Defined Benefit Plan, Benefit Obligation, Ending Balance	2,017		1,786		1,764
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	1,456		1,332
Defined Benefit Plan, Actual Return on Plan Assets	(12)		171
Defined Benefit Plan, Contributions by Employer	95		71
Defined Benefit Plan, Transfers, Plan Assets	15		7
Defined Benefit Plan, Settlements, Plan Assets	(4)
Defined Benefit Plan, Benefits Paid, Plan Assets	(107)		(125)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	1,443		1,456		1,332
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(574)		(330)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(574)		(330)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(4)		(5)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(570)		(325)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax	(6)		(5)
Defined Benefit Plan, Accumulated Other Comprehensive Income, Net Prior Service (Cost) Credit, After Tax	1		1
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax	(5)		(4)
Defined Benefit Plan, Accumulated Benefit Obligation	1,845		1,623
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets [Abstract]
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Projected Benefit Obligation	1,987		1,755
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Accumulated Benefit Obligation	1,818		1,594
Defined Benefit Plan, Pension Plans with Accumulated Benefit Obligations in Excess of Plan Assets, Aggregate Fair Value of Plan Assets	1,443		1,456
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost, Net Periodic Benefit Cost	46		46		42
Defined Benefit Plan, Interest Cost, Net Periodic Benefit Cost	99		98		98
Defined Benefit Plan, Expected Return on Plan Assets	(85)		(90)		(94)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	2		2		2
Defined Benefit Plan, Amortization of (Gains) Losses	17		10		1
Defined Benefit Plan, Regulatory Adjustment	12		6		28
Defined Benefit Plan, Recognized Net (Gain) Loss Due to Settlements	1				1
Defined Benefit Plan, Net Periodic Benefit Cost, Total	92		72		78
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income, Defined Benefit Plan's Net Unamortized Gain (Loss) Arising During Period, before Tax	2				1
Other Comprehensive Income, Reclassification of Defined Benefit Plan's Net Gain (Loss) Recognized in Net Periodic Benefit Cost, before Tax	(1)		(1)		(1)
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, Total	1		(1)
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	93		71		78
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)	1
Defined Benefit Plan, Prescription Drug Subsidy [Abstract]
Defined Benefit Plan, Net Periodic Benefit Cost Reduction From Prescription Drug Subsidy	4
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate			5.75%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%		7.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	113
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	173
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	183
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	185
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	179
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	182
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	806
Sempra Energy Pension Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase	4.50%
Mobile Gas Pension Plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			5.95%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.14%
Utility Funded Pension Plans [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.80%
Utility Funded Pension Plans [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.80%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			5.00%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate Of Compensation Increase, Range, Minimum	3.50%		3.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate Of Compensation Increase, Range, Maximum	5.00%
Utility Unfunded Pension Plans [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.70%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	4.50%		4.50%
Utility Unfunded Pension Plans [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.70%
All Other Utility Unfunded Pension Plans [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate Of Compensation Increase, Range, Minimum	3.50%		3.50%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate Of Compensation Increase, Range, Maximum	8.50%
SE Director Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.40%		4.85%
SE Unfunded Pension Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.70%		5.45%
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Rate of Compensation Increase			4.50%
SE Funded Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate	4.90%		5.55%
SE All Other Funded Plans, Range Min [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate Of Compensation Increase, Range, Minimum	3.50%
SE All Other Funded Plans, Range Max [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate Of Compensation Increase, Range, Maximum	8.50%		8.50%
All Other Pension Plans [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate Of Compensation Increase, Range, Maximum			8.50%
Other Postretirement Benefits
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	1,139		985
Defined Benefit Plan, Service Cost	31		26
Defined Benefit Plan, Interest Cost	65		57
Defined Benefit Plan, Plan Amendments	4
Defined Benefit Plan, P P A C A Excise Tax			31
Defined Benefit Plan, Actuarial Net (Gains) Losses	(42)		81
Defined Benefit Plan Contributions By Plan Participants	15		13
Defined Benefit Plan Business, Acquisitions	5
Defined Benefit Plan, Benefits Paid	(59)		(56)
Defined Benefit Plan, Gross Prescription Drug Subsidy Receipts Received	2		2
Defined Benefit Plan, Benefit Obligation, Ending Balance	1,160		1,139		985
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	746		658
Defined Benefit Plan, Actual Return on Plan Assets	4		79
Defined Benefit Plan, Contributions by Employer	72		52
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets	15		13
Defined Benefit Plan, Benefits Paid, Plan Assets	(59)		(56)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	778		746		658
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(382)		(393)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(382)		(393)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Current Liabilities	(2)		(1)
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(380)		(392)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax [Abstract]
Defined Benefit Plan, Accumulated Other Comprehensive Income Net Gains (Losses), After Tax	(8)		(3)
Defined Benefit Plan, Accumulated Other Comprehensive Income, After Tax	(8)		(3)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost, Net Periodic Benefit Cost	31		26		26
Defined Benefit Plan, Interest Cost, Net Periodic Benefit Cost	65		57		56
Defined Benefit Plan, Expected Return on Plan Assets	(48)		(46)		(45)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)			(1)		(1)
Defined Benefit Plan, Amortization of (Gains) Losses	17		8		3
Defined Benefit Plan, Regulatory Adjustment	7		7		7
Defined Benefit Plan, Net Periodic Benefit Cost, Total	72		51		46
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Other Comprehensive Income, Defined Benefit Plan's Net Unamortized Gain (Loss) Arising During Period, before Tax	7		(1)		3
Other Comprehensive Income, Amortization of Defined Benefit Plan Net Prior Service (Cost) Credit Recognized in Net Periodic Benefit Cost, before Tax			1		1
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, Total	7				4
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	79		51		50
Defined Benefit Plan, Amounts that Will be Amortized from Accumulated Other Comprehensive Income (Loss) in Next Fiscal Year [Abstract]
Defined Benefit Plan, Amortization of Net Gains (Losses)	1
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			5.11%		5.77%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.25%		6.22%
Defined Benefit Plan, Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Health Care Cost Trend Rate Assumed for Next Fiscal Year	10.00%		8.50%
Defined Benefit Plan, Ultimate Health Care Cost Trend Rate	5.00%
Defined Benefit Plan, Year that Rate Reaches Ultimate Trend Rate	2019		2016
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	13
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(10)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	116
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	(95)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	59
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	49
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	52
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	56
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	60
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	64
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	373
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period	4		5
Private Equity Funds, Investment Plan Assets, Sales			1
Private Equity Funds, Investment Plan Assets, Balance at End of Period	4		4		5
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	1.00%		1.00%
Other Postretirement Benefits | Private Equity Funds, S D G E [Member]
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at End of Period	1		1		1
Private Equity Funds, Investment Plan Assets, Percentage Of Total Investment Assets	1.00%		1.00%
Other Postretirement Benefits | Private Equity Funds, So Cal Gas [Member]
Private Equity Funds [Line Items]
Private Equity Funds, Investment Plan Assets, Balance at Beginning of Period			4
Private Equity Funds, Investment Plan Assets, Sales			1
Private Equity Funds, Investment Plan Assets, Balance at End of Period			3
Other Postretirement Benefits | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	175		160
Defined Benefit Plan, Service Cost	7		6
Defined Benefit Plan, Interest Cost	10		9
Defined Benefit Plan, Plan Amendments	2
Defined Benefit Plan, Actuarial Net (Gains) Losses	(5)		3
Defined Benefit Plan Contributions By Plan Participants	7		6
Defined Benefit Plan, Transfers, Benefit Obligation	(2)		2
Defined Benefit Plan, Benefits Paid	(12)		(11)
Defined Benefit Plan, Benefit Obligation, Ending Balance	182		175		160
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	99		81
Defined Benefit Plan, Actual Return on Plan Assets	(1)		7
Defined Benefit Plan, Contributions by Employer	15		15
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets	7
Defined Benefit Plan, Transfers, Plan Assets	(2)		1
Defined Benefit Plan, Benefits Paid, Plan Assets	(12)		(11)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	106		99		81
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(76)		(76)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(76)		(76)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(76)		(76)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost, Net Periodic Benefit Cost	7		6		5
Defined Benefit Plan, Interest Cost, Net Periodic Benefit Cost	10		9		9
Defined Benefit Plan, Expected Return on Plan Assets	(8)		(5)		(3)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	4		4		4
Defined Benefit Plan, Regulatory Adjustment	2		2		2
Defined Benefit Plan, Net Periodic Benefit Cost, Total	15		16		17
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	15		16		17
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.05%		5.75%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	6.69%		6.49%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	1
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(1)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	9
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	(8)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	14
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	7
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	8
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	9
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	10
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	11
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	67
Other Postretirement Benefits | Southern California Gas Company [Member]
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Defined Benefit Plan, Benefit Obligation, Beginning Balance	920		780
Defined Benefit Plan, Service Cost	22		18
Defined Benefit Plan, Interest Cost	53		46
Defined Benefit Plan, Plan Amendments	1
Defined Benefit Plan, P P A C A Excise Tax			31
Defined Benefit Plan, Actuarial Net (Gains) Losses	(46)		77
Defined Benefit Plan Contributions By Plan Participants	9		8
Defined Benefit Plan, Transfers, Benefit Obligation	5		1
Defined Benefit Plan, Benefits Paid	(45)		(43)
Defined Benefit Plan, Gross Prescription Drug Subsidy Receipts Received	2		2
Defined Benefit Plan, Benefit Obligation, Ending Balance	921		920		780
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Defined Benefit Plan, Fair Value of Plan Assets, Beginning Balance	632		562
Defined Benefit Plan, Actual Return on Plan Assets	4		70
Defined Benefit Plan, Contributions by Employer	55		35
Defined Benefit Plan, Contributions By Plan Participants, Plan Assets			8
Defined Benefit Plan, Transfers, Plan Assets	3
Defined Benefit Plan, Benefits Paid, Plan Assets	(45)		(43)
Defined Benefit Plan, Fair Value of Plan Assets, Ending Balance	658		632		562
Defined Benefit Plan, Funded Status of Plan [Abstract]
Defined Benefit Plan, Funded Status of Plan	(263)		(288)
Defined Benefit Plan, Amounts Recognized in Balance Sheet	(263)		(288)
Pension and Other Postretirement Defined Benefit Plans, Liabilities [Abstract]
Pension and Other Postretirement Defined Benefit Plans, Liabilities, Noncurrent	(263)		(288)
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Service Cost, Net Periodic Benefit Cost	22		18		18
Defined Benefit Plan, Interest Cost, Net Periodic Benefit Cost	53		46		45
Defined Benefit Plan, Expected Return on Plan Assets	(40)		(40)		(41)
Defined Benefit Plan, Amortization of Prior Service Cost (Credit)	(4)		(4)		(4)
Defined Benefit Plan, Amortization of (Gains) Losses	17		7		3
Defined Benefit Plan, Regulatory Adjustment	5		5		6
Defined Benefit Plan, Net Periodic Benefit Cost, Total	53		32		27
Other Comprehensive Income, Defined Benefit Plan's Adjustment, before Tax, [Abstract]
Defined Benefit Plan, Net Periodic Benefit Cost And Other Comprehensive Income, Total	53		32		27
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	5.15%		5.90%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Expected Long-term Return on Assets	7.00%		7.00%
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	4.50%		4.00%
Defined Benefit Plan, Effect of One-Percentage Point Change in Assumed Health Care Cost Trend Rates [Abstract]
Defined Benefit Plan, Effect of One Percentage Point Increase on Service and Interest Cost Components	12
Defined Benefit Plan, Effect of One Percentage Point Decrease on Service and Interest Cost Components	(9)
Defined Benefit Plan, Effect of One Percentage Point Increase on Accumulated Postretirement Benefit Obligation	105
Defined Benefit Plan, Effect of One Percentage Point Decrease on Accumulated Postretirement Benefit Obligation	(85)
Defined Benefit Plan, Estimated Future Employer Contributions in Next Fiscal Year	40
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
Defined Benefit Plan, Expected Future Benefit Payments in Year One	37
Defined Benefit Plan, Expected Future Benefit Payments in Year Two	40
Defined Benefit Plan, Expected Future Benefit Payments in Year Three	43
Defined Benefit Plan, Expected Future Benefit Payments in Year Four	46
Defined Benefit Plan, Expected Future Benefit Payments in Year Five	49
Defined Benefit Plan, Expected Future Benefit Payments in Five Fiscal Years Thereafter	283
Sempra Energy Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.65%
Life Insurance, Health Reimbursement Arrangement Benefits [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation	4
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Rate of Compensation Increase	4.50%		4.00%
Life Insurance, Health Reimbursement Arrangement Benefits [Member] | San Diego Gas and Electric Company and Subsidiary [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation	2
Life Insurance, Health Reimbursement Arrangement Benefits [Member] | Southern California Gas Company [Member]
Defined Benefit Plan, Plan Amendment [Abstract]
Defined Benefit Plan, Effect of Plan Amendment on Accumulated Benefit Obligation	$ 1
Executive Life Plan [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.10%		4.60%
Mobile Gas Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Benefit Obligation, Discount Rate			5.70%
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate	4.80%
All Other Postretirement Benefit Plans [Member]
Defined Benefit Plan, Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Defined Benefit Plan, Assumptions Used Calculating Net Periodic Benefit Cost, Discount Rate			5.40%

[1]	As adjusted for the retrospective effect of a change in accounting principle as we discuss in Note 1.